Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 1,274	$ 528	$ 337
Other comprehensive income, net of tax:
Reclassification to earnings of gains and losses on derivative instruments accounted for as cash flow hedges	(17)	(19)	49
Change in value of derivative instruments accounted for as cash flow hedges	12	7	19
Change in value of available-for-sale securities	0	(1)	(4)
Change in other comprehensive income from equity investments	(9)	0	0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(10)	0	0
Other comprehensive income (loss), net of tax, total	(24)	(13)	64
Comprehensive income	1,250	515	401
Less: Comprehensive income attributable to noncontrolling interest	959	209	150
Comprehensive income attributable to partners	$ 291	$ 306	$ 251